Retirement Benefit Schemes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Schedule of Defined Benefit Amounts Recognised in Balance Sheets	The amounts recognised in the balance sheet are determined as follows:

	Pension schemes		Healthcare schemes		Total
	2024 £m	2023 £m	2024 £m	2023 £m	2024 £m	2023 £m
Present value of funded scheme liabilities	(5,560)	(6,267)	(145)	(150)	(5,705)	(6,417)
Fair value of funded scheme assets	6,472	7,172	140	145	6,612	7,317
	912	905	(5)	(5)	907	900
Unrecognised funded scheme surpluses	(56)	(40)	—	—	(56)	(40)
	856	865	(5)	(5)	851	860
Present value of unfunded scheme liabilities	(358)	(380)	(376)	(405)	(734)	(785)
	498	485	(381)	(410)	117	75

The above net asset/(liability) is recognised in the balance sheet as follows:
– retirement benefit scheme liabilities	(434)	(467)	(386)	(414)	(820)	(881)
– retirement benefit scheme assets	932	952	5	4	937	956
	498	485	(381)	(410)	117	75
The net assets of funded pension schemes by territory are as follows:

	Liabilities		Assets		Total
	2024 £m	2023 £m	2024 £m	2023 £m	2024 £m	2023 £m
– U.S.	(1,380)	(1,439)	1,843	1,890	463	451
– UK	(1,942)	(2,132)	2,109	2,315	167	183
– Germany	(695)	(741)	798	863	103	122
– Canada	(499)	(556)	534	594	35	38
– Netherlands	(465)	(736)	542	780	77	44
– Switzerland	(243)	(273)	267	295	24	22
– Rest of Group	(336)	(390)	379	435	43	45
Funded schemes	(5,560)	(6,267)	6,472	7,172	912	905
The movements in scheme liabilities are as follows:

	Pension schemes		Healthcare schemes		Total
	2024 £m	2023 £m	2024 £m	2023 £m	2024 £m	2023 £m
Present value at 1 January	6,647	6,697	555	615	7,202	7,312
Differences on exchange	(127)	(153)	5	(34)	(122)	(187)
Current service cost	37	36	1	1	38	37
Past service (credit)/cost and settlements	(221)	(67)	—	1	(221)	(66)
Interest on scheme liabilities	288	315	28	32	316	347
Contributions by scheme members	2	2	—	—	2	2
Benefits paid	(470)	(484)	(54)	(52)	(524)	(536)
Actuarial (gains)/losses
– arising from changes in demographic assumptions	(13)	(28)	—	—	(13)	(28)
– arising from changes in financial assumptions	(239)	268	(6)	9	(245)	277
Experience losses/(gains)	14	61	(8)	(17)	6	44
Present value at 31 December	5,918	6,647	521	555	6,439	7,202
Scheme liabilities by scheme membership:

	Pension schemes		Healthcare schemes		Total
	2024 £m	2023 £m	2024 £m	2023 £m	2024 £m	2023 £m
Active members	582	656	22	23	604	679
Deferred members	756	1,025	1	1	757	1,026
Retired members	4,580	4,966	498	531	5,078	5,497
Present value at 31 December	5,918	6,647	521	555	6,439	7,202

	Pension schemes		Healthcare schemes		Total
	2024 £m	2023 £m	2024 £m	2023 £m	2024 £m	2023 £m
Fair value of scheme assets at 1 January	7,172	7,271	145	153	7,317	7,424
Differences on exchange	(128)	(182)	2	(10)	(126)	(192)
Settlements	(203)	(60)	—	—	(203)	(60)
Interest on scheme assets	312	345	8	9	320	354
Company contributions	30	64	—	—	30	64
Contributions by scheme members	2	2	—	—	2	2
Benefits paid	(442)	(448)	(15)	(14)	(457)	(462)
Actuarial (losses)/gains	(271)	180	—	7	(271)	187
Fair value of scheme assets at 31 December	6,472	7,172	140	145	6,612	7,317

	Pension schemes		Healthcare schemes		Total
	2024 £m	2023 £m	2024 £m	2023 £m	2024 £m	2023 £m
Equities ‒ listed	336	629	5	5	341	634
Equities ‒ unlisted	688	675	—	49	688	724
Bonds ‒ listed	1,180	1,139	25	17	1,205	1,156
Bonds ‒ unlisted	777	803	98	58	875	861
Buy-in insurance policies	2,345	2,585	—	—	2,345	2,585
Other assets ‒ listed	509	556	2	8	511	564
Other assets ‒ unlisted	637	785	10	8	647	793
Fair value of scheme assets at 31 December	6,472	7,172	140	145	6,612	7,317

Schedule of Defined Benefit Amounts Recognised in Income Statement	The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total
	2024 £m	2023 £m	2024 £m	2023 £m	2024 £m	2023 £m
Defined benefit schemes
Service cost
– current service cost	37	36	1	1	38	37
– past service (credit)/cost, curtailments and settlements	(18)	(7)	—	1	(18)	(6)
Net interest on the net defined benefit liability
– interest on scheme liabilities	288	315	28	32	316	347
– interest on scheme assets	(312)	(345)	(8)	(9)	(320)	(354)
– interest on unrecognised funded scheme surpluses	3	4	—	—	3	4
	(2)	3	21	25	19	28
Defined contribution schemes	96	80	—	—	96	80
Total amount recognised in the income statement (note 3)	94	83	21	25	115	108

Disclosure - Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income	The movements in the
unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total
	2024 £m	2023 £m	2022 £m	2024 £m	2023 £m	2022 £m	2024 £m	2023 £m	2022 £m
Unrecognised funded scheme surpluses at 1 January	(40)	(60)	(16)	—	—	—	(40)	(60)	(16)
Differences on exchange	1	—	(4)	—	—	—	1	—	(4)
Interest on unrecognised funded scheme surpluses	(3)	(4)	(1)	—	—	—	(3)	(4)	(1)
Movement in year (note 22)	(14)	24	(39)	—	—	—	(14)	24	(39)
Unrecognised funded scheme surpluses at 31 December	(56)	(40)	(60)	—	—	—	(56)	(40)	(60)

Disclosure - Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans	The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following territories are shown below.
In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date.

						2024						2023
	U.S.	UK	Germany	Canada	Netherlands	Switzerland	U.S.	UK	Germany	Canada	Netherlands	Switzerland
Rate of increase in salaries (%)	3.3	Nil	2.8	2.5	2.0	2.0	3.3	Nil	2.5	2.5	1.4	2.0
Rate of increase in pensions in payment (%)	2.4	3.2	2.2	Nil	2.1	Nil	2.4	3.1	2.3	Nil	2.5	Nil
Rate of increase in deferred pensions (%)	0.1	2.8	2.2	Nil	2.1	—	0.1	2.5	2.3	Nil	2.5	—
Discount rate (%)	5.6	5.5	3.5	4.6	3.5	0.9	5.2	4.8	3.5	4.6	3.3	1.4
General inflation (%)	2.5	3.2	2.2	2.0	2.0	1.1	2.5	3.1	2.5	2.0	2.0	1.4

						2024						2023
	U.S.	UK	Germany	Canada	Netherlands	Switzerland	U.S.	UK	Germany	Canada	Netherlands	Switzerland
Weighted average duration of liabilities (years)	9.6	11.4	10.6	9.0	13.6	10.9	10.2	12.2	10.6	9.0	15.0	10.8
For healthcare inflation in the U.S., the assumption is 7.0% for 2024 (2023: 7.5%) and in Canada, the assumption is 5.0% for both years.
Mortality assumptions are subject to regular review. The principal schemes used the following tables:

U.S.
Pri-2012 mortality tables without collar or amount adjustments projected with MP-2021 generational projection except for a specific group of retired members for which the mortality assumption is 99.5% of the RP-2006 table with white collar adjustment, projected with MP-2021 generational projection (both years)

UK
S3NA (YOB) with the CMI (2023) improvement model (smoothing parameter of 7) and 15% weighting to the 2022 and
2023 data with a 1.25% long-term improvement rate applied from 2020 onwards (2023: S3NA (YOB) with the CMI (2022)
improvement model (smoothing parameter of 7) and 25% weighting to the 2022 data with a 1.25% long-term improvement rate)

Germany	RT Heubeck 2018 G (both years)
Canada	CPM-2014 Private Table (both years)
Netherlands	AG Prognosetafel 2024 (2023: AG Prognosetafel 2022)
Switzerland	LPP/BVG 2020 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (both years)

Based on the above, the weighted average life expectancy, in years, for mortality tables used to determine benefit obligations is as follows:

	U.S.		UK		Germany		Canada		Netherlands		Switzerland
	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female
31 December 2024
Member age 65 (current life expectancy)	22.2	23.7	22.6	24.1	20.8	24.2	22.1	24.5	21.0	24.7	22.1	23.9
Member age 45 (life expectancy at age 65)	22.3	24.2	24.1	26.1	22.5	26.4	23.1	25.4	23.2	26.5	24.1	25.8
31 December 2023
Member age 65 (current life expectancy)	22.1	23.6	22.6	24.1	20.6	24.0	22.1	24.4	21.0	24.4	22.0	23.8
Member age 45 (life expectancy at age 65)	22.2	24.1	24.1	26.1	23.0	26.8	23.1	25.4	23.2	26.3	24.0	25.7
For the remaining territories, typical assumptions are that real salary increases will be from 0% to 9.8% (2023: 0% to 11.7%) per annum and discount rates will be from 0% to 8.7% (2023: 0% to 7.0%) above inflation. Pension increases, where allowed for, are generally assumed to be in line with inflation. Assumptions of life expectancy are in line with best practice in each territory. For countries where there is not a deep market in such corporate bonds, the yield on government bonds is used.
The valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2024 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases and pension increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	percentage increase £m	percentage decrease £m
Average life expectancy – increase/(decrease) of scheme liabilities	113	(113)
Rate of inflation (+/- 25bps) – increase/(decrease) of scheme liabilities			82	(79)
Discount rate (+/- 50bps) – (decrease)/increase of scheme liabilities			(258)	280